Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net
5.      Vessels and Other Fixed Assets, Net:
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	December 31, 2012	June 30, 2013
Cost
Vessels	$772,981	$422,325
Other fixed assets	679	790
Impairment charge	(303,219)	-
Total cost	470,441	423,115
Accumulated depreciation	(179,234)	(147,505)
Vessels and other fixed assets, net	$291,207	$275,610

Vessel acquired / disposed during the six month period ended June 30, 2012
On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,164 is included under "Loss on sale of vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

Vessels acquired / disposed during the six month period ended June 30, 2013
On March 14, 2013, the Company entered into an agreement with a third party to sell the Star Sigma for a contracted price of $9,044 less address commission of 3% and brokerage commission of 1%. The vessel was delivered to its purchasers on April 10, 2013. The net carrying amount of Star Sigma as of the date of its delivery was $8,354 and the resulting loss of $81 is included under "Loss on sale of vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2013.

No vessel acquisitions took place during 2012 and during the six month period ended June 30, 2013.